Note FDIC loss share asset (FDIC loss share - Additional Information) (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) D	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
True Up Payment Term | D		45
Intrinsic Loss Estimate		$ 4,600,000
Servicing Amount Period Trueup Payment		twelve-month period
Arbitration decision charge	[1]	$ 136,197	$ 0	$ 0
Indeminification Asset Adjustment Other		45,400
Change in true-up payment obligation		$ 33,413	$ (9,559)	$ 1,791
Contingent consideration
Business Acquisition, Contingent Consideration [Line Items]
Fair Value Inputs Discount Rate		5.97%	7.64%
Arbitration decision change
Business Acquisition, Contingent Consideration [Line Items]
Change in true-up payment obligation		$ 17,800
Payment Percentage True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment		50.00%
Intrinsic Loss Estimate True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Percent Calculation Intrinsic Loss Estimate		$ 925,000
Fixed Percentage True Up Payment		20.00%
Asset Discount True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Calculation Percent Asset Discount Per Bid		$ 1,100,000
Fixed Percentage True Up Payment		25.00%
Cumulative Shared Loss Payments True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment		25.00%
Servicing Percentage True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment		1.00%
Single Family Loan
Business Acquisition, Contingent Consideration [Line Items]
Weighted Average Life Of Loan Subject To F D I C Agreement		7 years 5 months
Banco Popular de Puerto Rico
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Agreement Allocation Percentage		80.00%
FDIC | Residential Mortgage
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Term		10

[1]	Refer to Note 28, Commitments and Contingencies, for additional information on the FDIC arbitration decision.